DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Components of Long-term Debt (including related parties)

(in thousands of $)	2020	2019

Total long-term and short-term debt	2,350,782	2,535,827
Less: current portion of long-term debt and short-term debt	(982,845)	(1,241,108)
Long-term debt	1,367,937	1,294,719

Future Repayments of Outstanding Debt (including related parties)
The outstanding gross debt as of December 31, 2020 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2021 (2)	118,236	945,509	1,063,745
2022	401,976	158,456	560,432
2023	18,236	173,085	191,321
2024	73,672	68,279	141,951
2025	67,079	68,279	135,358
2026 and thereafter	206,661	80,063	286,724
Total	885,860	1,493,671	2,379,531
Deferred finance charges	(26,179)	(2,570)	(28,749)
Total	859,681	1,491,101	2,350,782

(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (note 5).
(2) As of December 31, 2020, we have presented the maturities for the Golar Tundra facility and Golar Seal facilities as 2021 and 2022 in the table above, due to the call and put options maturing in June 2021 and January 2022, respectively. As the put/call options which are future covenants have not been breached as of December 31, 2020, we have classified the Golar Seal and Golar Tundra facilities as long-term debt, in line with the maturities of their loan facilities related to our lessor VIEs.
Components of Debt
At December 31, 2020 and 2019, our debt was as follows:

(in thousands of $)	2020	2019	Maturity date
Golar Arctic facility	36,472	43,767	2024
Golar Viking facility	—	41,667	2020
2017 Convertible bonds	383,739	368,133	2022
Term Facility	—	150,000	2020
Margin Loan	—	100,000	2020
Revolving Credit Facility	100,000	—	2021
Gimi Facility	300,000	130,000	2030
$1.125 billion facility:
- Golar Bear facility	—	75,425
- Golar Frost facility	65,649	76,590	2024/2026(1)
Subtotal (excluding lessor VIE loans)	885,860	985,582
ICBCL VIE loans:
- Golar Glacier facility	110,625	127,579	Repayable on demand
- Golar Snow facility	111,108	128,112
- Golar Kelvin facility	128,562	147,025
- Golar Ice facility	83,857	100,799
CMBL VIE loan:
- Golar Tundra facility	89,450	104,884	2021
CCBFL VIE loan:
- Golar Seal facility	90,178	100,424	2022
COSCO VIE loan:
- Golar Crystal facility	83,596	91,275	2027
CSSC VIE loan:
- Hilli facility	691,488	783,071	Repayable on demand/2026
AVIC VIE loan:
Golar Bear facility	104,807	—	2023 (2)
Total debt (gross)	2,379,531	2,568,751
Deferred finance charges	(28,749)	(32,924)
Total debt	2,350,782	2,535,827

(1) The commercial loan tranche matures at the earlier of the two dates, with the remaining balance maturing at the latter date. However, in the event that the commercial tranche is not refinanced within five years, the lenders have the option to demand repayment. In October 2018, the maturity of the commercial tranche, and consequently the option to the lenders, was extended by five years, to 2024.
(2) The Golar Bear facility was refinanced in 2020 before the maturity date, see below for more information.

Schedule of quarterly dividends details

In $, except conversion rate
	Distribution declared per share	Conversion rate	Conversion price
First quarter, 2019	0.150	26.993	37.05

Schedule of tranches	The facility is divided into three tranches, with the following general terms:

Tranche	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	40%	12 years	Six-monthly installments
KEXIM	40%	12 years	Six-monthly installments
Commercial	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years

Schedule of lessor VIE debt

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2020 (in $ millions)	Loan duration/maturity	Interest
Golar Glacier	October 2014	Hai Jiao 1401 Limited	ICBCIL Finance Co.(1)	184.8	110.6	Repayable on demand	2.65% - 6.00%
Golar Snow	January 2015	Hai Jiao 1402 Limited	ICBCIL Finance Co.(1)	182.6	111.1	Repayable on demand	2.65% - 6.00%
Golar Kelvin	January 2015	Hai Jiao 1405 Limited	ICBCIL Finance Co.(1)	182.5	128.6	Repayable on demand	2.65% - 3.89%
Golar Ice	February 2015	Hai Jiao 1406 Limited	ICBCIL Finance Co.(1)	172.0	83.9	Repayable on demand	2.65% - 3.89%
Golar Tundra(2)	November 2015	Sea 24 Leasing Co Ltd	CMBL	205.1	89.5	2021	LIBOR plus margin
Golar Seal(3)	March 2016	Compass Shipping 1 Corporation Limited	CCBFL	162.4	90.2	2022	3.5%
Golar Crystal	March 2017	Oriental Fleet LNG 01 Limited	COSCO Shipping	101.0	83.6	10 years	LIBOR plus margin
Hilli(4)	June 2018	Fortune Lianjing Shipping S.A.	CSSC	840.0	353.0	8 years non-recourse	LIBOR plus margin
				120.0	338.5	Repayable on demand	Nil
Golar Bear (5)	June 2020	Cool Bear Shipping Limited	AVIC	110.0	104.8	2023	4.0%
The vessels in the table above are secured as collateral against the long-term loans (note 26).
(1) ICBCIL Finance Co. is a related party of ICBCL.

(2) A precondition of the Golar Tundra lease financing with CMBL is for the FSRU to be employed under an effective charter. By virtue of our prior termination of the WAGL charter, we were required to find a replacement charter by June 30, 2019 or we could be required to refinance the vessel. In May 2019, the June 2019 call option date was extended to June 2021. As of December 31, 2020, the call option which is a future covenant had not been breached, thus we have classified the Golar Tundra facility as a long-term debt. We presented the maturity of the loan facility to be in June 2021 even though the maturity of the sale and leaseback arrangement is in November 2025 as the maturity date of the call option is the earlier of the two.

(3) The Golar Seal facility includes a put option that if exercised requires us to repay the facility if an appropriate long-term charter of 4 years or more is not entered into by January 2021. In November 2020, we agreed and executed an extension with CCBFL to extend such put option by one year. As of December 31, 2020, the put option which is a future covenant had not been breached, thus we have classified the Golar Seal facility as a long-term debt. We presented the maturity of the loan facility to be in January 2022 even though the maturity of the sale and leaseback arrangement is in March 2026 as the maturity date of the call option is the earlier of the two.

(4) In July 2019, the SPV, Fortune Lianjiang Shipping S.A., repaid $150.0 million to the interest bearing facility and subsequently drew down $150.0 million from the internal loan with CSSC. In March, 2020, the SPV, Fortune Lianjiang Shipping S.A., repaid $215.2 million to the interest bearing facility and subsequently drew down $223.0 million from the internal loan with CSSC.
(5) In June 2020, we refinanced the Golar Bear facility and concurrently entered into an agreement to bareboat charter the vessel with AVIC for $110.0 million and drawdown $100.0 million. The sale and leaseback arrangement has a term of seven years and bears a interest rate of LIBOR plus margin of 4.00%. However, the loan facility between Cool Bear Shipping Limited and AVIC has a term of three years and bears a fixed interest rate of 4.0%.